Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Net (loss)	[1]	$ (531)	$ (656)	$ (227)
Adjustments to reconcile net (loss) to net cash flows from operating activities
Depreciation, amortization, impairments and fair value adjustments		1,626	1,456	1,622
Equity-based compensation expense		105	83	0
Non-cash change in provisions and other non-current liabilities		(106)	(4)	(10)
Losses on disposal and other adjustments on property, plant & equipment and other non-current assets, net		42	5	4
Interest expense		124	113	24
Other financial income & expense		29	32	28
Taxes		(104)	324	(73)
Interest received		5	7	1
Interest paid		(105)	(67)	(10)
Other financial payments		(5)	(18)	(29)
Taxes paid		(97)	(224)	(203)
Net cash flows before working capital changes and net payments out of provisions and other non-current liabilities		983	1,051	1,127
Net payments out of provisions and other cash movements in non-current liabilities		(115)	(83)	(67)
Change in net current assets and other operating cash flow items		(45)	(48)	80
Net cash flows from operating activities		823	920	1,140
Purchase of property, plant & equipment		(479)	(553)	(524)
Proceeds from sale of property, plant & equipment		6	0	0
Purchase of intangible assets		(88)	(123)	(188)
Purchase of financial assets		(11)	(59)	(57)
Proceeds from sales of financial assets		0	8	7
Purchase of other non-current assets		0	(1)	0
Acquisitions of businesses, net		0	(283)	(239)
Net cash flows used in investing activities		(572)	(1,011)	(1,001)
Movements of financing provided to former parent, net		0	(2,658)	(119)
Proceeds from non-current financial debts, net of issuance costs		744	3,724	0
Proceeds from Bridge Facility, net of issuance costs		0	1,495	0
Repayment of non-current financial debts		0	(509)	0
Repayment of Bridge Facility		0	(1,500)	0
Change in current financial debts		(139)	202	(6)
Lease payments		(69)	(52)	0
Change in other financial receivables from former parent		0	39	26
Change in other financial liabilities to former parent		0	(67)	21
Other financing cash flows		(70)	(15)	0
Net cash flows from/(used in) financing activities		466	659	(78)
Effect of exchange rate changes on cash and cash equivalents		18	27	(6)
Net change in cash and cash equivalents		735	595	55
Cash and cash equivalents at January 1		822	227	172
Cash and cash equivalents at December 31		$ 1,557	$ 822	$ 227

[1]	For periods prior to the Spin-off "Former parent net investment" and "Equity" were presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.